Financial Instruments by Category - Additional Information (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Transfers between levels of fair value hierarchy	As of September 30, 2024 and December 31, 2023, there were no transfers between the levels of the fair value hierarchy.	As of December 31, 2023 and 2022, there were no transfers between the levels of the fair value hierarchy.